General Information (Details Textual)	6 Months Ended
Jun. 30, 2015 vessel
Property, Plant and Equipment [Line Items]
Number of vessels	14
Vessels Member
Property, Plant and Equipment [Line Items]
Property, plant and equipment,useful life	11 years
Panamax Ice Class 1A [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	5
Panamax [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	3
Supramax [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	4
Handymax Ice Class 1A [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	2